UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS High Income Plus Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

26 Financial Statements

30 Financial Highlights

35 Notes to Financial Statements

45 Other Information

46 Summary of Management Fee Evaluation by Independent Fee Consultant

51 Account Management Resources

52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	10.46%	33.46%	3.58%	6.26%	6.22%
Class B	10.22%	32.54%	2.79%	5.45%	5.41%
Class C	10.21%	32.56%	2.89%	5.49%	5.42%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	5.49%	27.45%	2.01%	5.28%	5.73%
Class B (max 4.00% CDSC)	6.22%	29.54%	2.25%	5.30%	5.41%
Class C (max 1.00% CDSC)	9.21%	32.56%	2.89%	5.49%	5.42%
No Sales Charges
Class S	10.55%	33.62%	3.79%	6.48%	6.47%
Institutional Class	10.69%	33.99%	3.97%	6.61%	6.62%
Credit Suisse High Yield Index+	11.53%	41.54%	6.14%	7.87%	7.95%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2010 are 1.10%, 1.89%, 1.83%, 0.82% and 0.72% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B, C and S shares for the periods prior to their inception on May 16, 2005, are derived from the historical performance of the Institutional Class shares of DWS High Income Plus Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS High Income Plus Fund — Class A [] Credit Suisse High Yield Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/10	$ 6.75	$ 6.74	$ 6.78	$ 6.78	$ 6.73
10/31/09	$ 6.36	$ 6.34	$ 6.38	$ 6.39	$ 6.34
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .26	$ .24	$ .24	$ .27	$ .27
April Income Dividend	$ .0439	$ .0397	$ .0402	$ .0445	$ .0458
SEC 30-day Yield as of 4/30/10++	6.37%	5.94%	5.98%	6.74%	7.01%
Current Annualized Distribution Rate as of 4/30/10++	7.91%	7.17%	7.21%	7.99%	8.28%
++ The SEC yield is net investment income per share earned over the month ended April 30, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 6.25%, 5.82%, 5.86%, 6.62% and 6.89% for Class A, B, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 7.79%, 7.05%, 7.09%, 7.87% and 8.16% for Class A, B, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — High Current Yield Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	313	of	463	68
3-Year	289	of	406	72
Class B 1-Year	327	of	463	71
3-Year	352	of	406	87
Class C 1-Year	326	of	463	71
3-Year	341	of	406	84
Class S 1-Year	310	of	463	67
3-Year	270	of	406	67
Institutional Class 1-Year	304	of	463	66
3-Year	250	of	406	62
5-Year	172	of	346	50
10-Year	71	of	222	32

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,104.60	$ 1,102.20	$ 1,102.10	$ 1,105.50	$ 1,106.90
Expenses Paid per $1,000*	$ 5.17	$ 9.33	$ 9.02	$ 4.80	$ 3.24
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,019.89	$ 1,015.92	$ 1,016.22	$ 1,020.23	$ 1,021.72
Expenses Paid per $1,000*	$ 4.96	$ 8.95	$ 8.65	$ 4.61	$ 3.11
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS High Income Plus Fund	.99%	1.79%	1.73%	.92%	.62%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/10	10/31/09

Corporate Bonds	87%	89%
Loan Participations and Assignments	7%	8%
Cash Equivalents	1%	1%
Common Stocks, Warrants	5%	2%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/10	10/31/09

Consumer Discretionary	20%	13%
Financials	16%	17%
Energy	13%	11%
Materials	11%	13%
Industrials	10%	17%
Telecommunication Services	10%	10%
Health Care	6%	6%
Utilities	6%	6%
Information Technology	5%	3%
Consumer Staples	3%	4%
	100%	100%
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/10	10/31/09

A*	1%	1%
BB	14%	16%
B	54%	47%
CCC	22%	24%
CC	—	5%
D	1%	2%
Not Rated	8%	5%
	100%	100%
* Includes cash equivalents.

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	4/30/10	10/31/09

Under 1 year	12%	14%
1-4.99 years	29%	34%
5-9.99 years	56%	49%
10-14.99 years	2%	2%
15 years or greater	1%	1%
	100%	100%

Weighted average effective maturity: 5.4 years and 4.9 years, respectively.

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 86.4%
Consumer Discretionary 16.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		938,000	952,070
8.75%, 6/1/2019		1,220,000	1,293,200
American Achievement Corp., 144A, 8.25%, 4/1/2012		350,000	349,125
Ameristar Casinos, Inc., 9.25%, 6/1/2014		395,000	414,750
Arcos Dorados BV, 144A, 7.5%, 10/1/2019		375,000	390,000
ArvinMeritor, Inc., 10.625%, 3/15/2018		630,000	677,250
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	796,800
8.0%, 3/15/2014		345,000	346,294
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		790,000	805,800
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		470,000	507,600
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		365,000	369,563
Brunswick Corp., 144A, 11.25%, 11/1/2016		480,000	566,400
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	116,725
8.0%, 4/15/2020		115,000	117,013
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		575,000	264,500
Carlson Wagonlit BV, 144A, 6.415%***, 5/1/2015	EUR	100,000	123,492
Carrols Corp., 9.0%, 1/15/2013		355,000	362,988
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		400,000	407,000
144A, 8.125%, 4/30/2020		270,000	276,075
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,180,000	2,219,950
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK)		365,000	328,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		165,000	176,138
Series B, 144A, 9.25%, 12/15/2017		255,000	273,169
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018 (c)		265,000	271,625
CSC Holdings LLC:
144A, 8.5%, 4/15/2014		1,330,000	1,426,425
144A, 8.5%, 6/15/2015		1,665,000	1,773,225
DISH DBS Corp.:
6.625%, 10/1/2014		123,000	124,230
7.125%, 2/1/2016		785,000	796,775
Dollarama Group Holdings LP, 7.206%***, 8/15/2012 (d)		532,000	532,000
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		120,000	127,800
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		735,000	10,106
Ford Motor Co., 7.45%, 7/16/2031 (b)		1,775,000	1,650,750
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		240,000	264,000
144A, 9.375%, 11/15/2017		480,000	525,600
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		370,000	412,087
Gray Television, Inc., 144A, 10.5%, 6/29/2015		600,000	602,250
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	683,962
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		665,000	627,594
Hanesbrands, Inc., 8.0%, 12/15/2016		245,000	256,025
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		2,820,000	3,073,800
144A, 12.75%, 4/15/2018		535,000	528,981
Hertz Corp., 8.875%, 1/1/2014		2,160,000	2,230,200
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014 (b)		564,000	521,700
Lamar Media Corp.:
Series C, 6.625%, 8/15/2015		220,000	213,400
144A, 7.875%, 4/15/2018		135,000	138,038
Lear Corp.:
7.875%, 3/15/2018		415,000	422,781
8.125%, 3/15/2020		420,000	428,400
Levi Strauss & Co.:
144A, 7.625%, 5/15/2020 (c)		1,035,000	1,045,350
8.625%, 4/1/2013	EUR	1,150,000	1,561,791
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		260,000	274,625
Limited Brands, Inc., 7.0%, 5/1/2020 (c)		215,000	219,300
Mediacom Broadband LLC, 8.5%, 10/15/2015		545,000	559,987
MGM MIRAGE:
144A, 4.25%, 4/15/2015		95,000	103,431
144A, 9.0%, 3/15/2020		400,000	420,000
144A, 10.375%, 5/15/2014		545,000	596,775
144A, 11.125%, 11/15/2017		740,000	840,825
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		265,000	245,456
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		245,849	251,995
10.375%, 10/15/2015		830,000	874,612
Netflix, Inc., 8.5%, 11/15/2017		240,000	255,600
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		535,000	545,700
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		1,670,000	1,774,375
Norcraft Holdings LP, 9.75%, 9/1/2012		832,000	787,280
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		260,000	271,050
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,865,000	1,827,700
Phillips-Van Heusen Corp., 7.375%, 5/15/2020 (c)		280,000	287,000
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		660,000	635,250
144A, 8.625%, 8/1/2017		555,000	579,975
Sabre Holdings Corp., 8.35%, 3/15/2016		1,190,000	1,148,350
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		805,000	758,052
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		530,000	580,350
Simmons Co., 10.0%, 12/15/2014**		2,320,000	43,500
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		605,000	617,100
Sonic Automotive, Inc.:
Series B, 8.625%, 8/15/2013		340,000	347,684
144A, 9.0%, 3/15/2018		1,000,000	1,040,000
Standard Pacific Corp.:
8.375%, 5/15/2018 (c)		145,000	147,175
10.75%, 9/15/2016		790,000	894,675
Toys "R" Us, Inc., 7.375%, 10/15/2018		360,000	351,900
Travelport LLC:
4.877%***, 9/1/2014		520,000	503,100
9.875%, 9/1/2014		710,000	746,387
11.875%, 9/1/2016		265,000	290,175
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		170,000	850
United Components, Inc., 9.375%, 6/15/2013		110,000	110,550
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	905,000	1,289,309
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		850,000	867,000
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	970,000	1,317,466
144A, 8.0%, 11/1/2016	EUR	750,000	1,006,077
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		300,809	129,348
Videotron Ltd.:
6.875%, 1/15/2014		120,000	121,500
9.125%, 4/15/2018		735,000	815,850
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		615,000	664,200
Young Broadcasting, Inc., 8.75%, 1/15/2014**		3,217,000	7,399
Ziggo Bond Co. BV, 144A, 8.0%, 5/15/2018 (c)	EUR	615,000	817,280
			58,349,510
Consumer Staples 2.9%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		735,000	779,100
B&G Foods, Inc., 7.625%, 1/15/2018		285,000	292,838
Central Garden & Pet Co., 8.25%, 3/1/2018		385,000	393,662
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		240,000	250,800
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		360,000	372,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	850,700
General Nutrition Centers, Inc., 5.75%***, 3/15/2014 (PIK)		390,000	371,475
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,348,500
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		285,000	303,525
Rite Aid Corp., 7.5%, 3/1/2017		355,000	335,475
Smithfield Foods, Inc.:
7.75%, 7/1/2017		1,245,000	1,230,994
144A, 10.0%, 7/15/2014		905,000	1,015,862
SUPERVALU, Inc., 8.0%, 5/1/2016		350,000	356,125
Tops Markets LLC, 144A, 10.125%, 10/15/2015		610,000	643,550
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	265,838
Tyson Foods, Inc., 7.85%, 4/1/2016		610,000	661,850
			10,472,894
Energy 11.8%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		1,395,000	1,544,962
12.125%, 8/1/2017		555,000	639,638
Belden & Blake Corp., 8.75%, 7/15/2012		3,114,000	2,958,300
Berry Petroleum Co., 10.25%, 6/1/2014		670,000	742,025
Bill Barrett Corp., 9.875%, 7/15/2016		500,000	537,500
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	793,831
Chaparral Energy, Inc., 8.5%, 12/1/2015		2,360,000	2,301,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		575,000	554,875
6.875%, 1/15/2016		634,000	632,415
6.875%, 11/15/2020		835,000	814,125
7.25%, 12/15/2018		740,000	740,000
9.5%, 2/15/2015		70,000	76,738
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		240,000	246,000
144A, 8.5%, 12/15/2019		245,000	252,350
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		730,000	744,600
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		1,175,000	1,241,094
144A, 8.25%, 4/1/2020		1,170,000	1,246,050
Continental Resources, Inc., 8.25%, 10/1/2019		180,000	193,500
Crosstex Energy LP, 144A, 8.875%, 2/15/2018		595,000	618,800
Dynegy Holdings, Inc., 7.75%, 6/1/2019 (b)		665,000	532,000
El Paso Corp.:
7.25%, 6/1/2018 (b)		790,000	821,132
8.25%, 2/15/2016		475,000	515,375
Frontier Oil Corp., 8.5%, 9/15/2016		435,000	449,138
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		1,340,000	1,313,200
Holly Corp., 144A, 9.875%, 6/15/2017		905,000	941,200
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		590,000	595,900
Linn Energy LLC:
144A, 8.625%, 4/15/2020		550,000	570,625
144A, 11.75%, 5/15/2017		1,050,000	1,197,000
Murray Energy Corp., 144A, 10.25%, 10/15/2015		455,000	473,200
Newfield Exploration Co., 7.125%, 5/15/2018 (b)		2,155,000	2,219,650
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		570,000	595,650
OPTI Canada, Inc.:
7.875%, 12/15/2014		2,050,000	1,952,625
8.25%, 12/15/2014		720,000	691,200
144A, 9.0%, 12/15/2012		230,000	235,750
Petrohawk Energy Corp.:
7.875%, 6/1/2015		350,000	361,375
9.125%, 7/15/2013		640,000	668,800
10.5%, 8/1/2014		395,000	436,475
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		590,000	584,100
7.625%, 6/1/2018		1,180,000	1,202,125
8.625%, 10/15/2019		470,000	497,025
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		1,235,000	1,194,862
11.75%, 1/1/2016		915,000	1,061,400
Regency Energy Partners LP:
8.375%, 12/15/2013		800,000	826,000
144A, 9.375%, 6/1/2016 (b)		1,215,000	1,303,087
Sabine Pass LNG LP, 7.25%, 11/30/2013		1,210,000	1,163,112
Southwestern Energy Co., 7.5%, 2/1/2018		480,000	524,400
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	1,040,625
8.625%, 2/1/2017		1,380,000	1,362,750
Western Refining, Inc., 144A, 10.75%***, 6/15/2014		265,000	249,100
			42,456,684
Financials 13.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015 (b)		1,475,000	1,408,625
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		360,000	372,600
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	550,680
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		345,000	57,788
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		920,000	952,200
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		480,000	505,200
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		720,000	727,200
CIT Group, Inc.:
7.0%, 5/1/2013 (b)		880,000	865,700
7.0%, 5/1/2017		1,375,000	1,307,969
Conproca SA de CV, REG S, 12.0%, 6/16/2010		733,590	742,446
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		725,000	752,187
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,675,000	1,624,750
12.5%, 11/30/2017 (PIK)		1,020,000	1,218,900
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012**		3,695,364	0
Express LLC, 144A, 8.75%, 3/1/2018		490,000	504,700
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		490,000	502,250
FCE Bank PLC, 9.375%, 1/17/2014	EUR	1,200,000	1,725,559
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019		360,000	418,500
Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		115,000	121,840
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	388,125
GMAC, Inc.:
6.875%, 9/15/2011		3,674,000	3,738,295
7.0%, 2/1/2012 (b)		1,915,000	1,946,119
144A, 8.0%, 3/15/2020		850,000	877,625
144A, 8.3%, 2/12/2015		385,000	401,844
Hellas Telecommunications Finance SCA, 144A, 8.644%***, 7/15/2015 (PIK)	EUR	502,217	74
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018		1,085,000	1,067,369
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		505,000	526,462
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		415,000	409,813
144A, 8.75%, 3/15/2017		840,000	833,700
iPayment, Inc., 9.75%, 5/15/2014		645,000	595,012
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		570,000	590,662
Level 3 Financing, Inc., 9.25%, 11/1/2014 (b)		535,000	528,981
National Money Mart Co., 144A, 10.375%, 12/15/2016		1,320,000	1,399,200
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		920,000	163,300
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		1,620,000	1,571,400
11.5%, 5/1/2016		255,000	289,425
Nuveen Investments, Inc., 10.5%, 11/15/2015		1,105,000	1,105,000
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		975,000	955,500
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		565,000	587,600
144A, 9.25%, 4/1/2015		595,000	618,800
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		910,000	941,850
144A, 8.5%, 5/15/2018 (c)		1,075,000	1,083,062
SLM Corp., 8.0%, 3/25/2020		245,000	235,813
Sprint Capital Corp., 8.375%, 3/15/2012		1,465,000	1,545,575
Susser Holdings LLC, 144A, 8.5%, 5/15/2016 (c)		305,000	301,477
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017 (b)		640,000	726,400
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		1,790,000	179
UCI Holdco, Inc., 8.257%***, 12/15/2013 (PIK)		979,723	950,331
Virgin Media Finance PLC:
8.75%, 4/15/2014		376,000	383,990
Series 1, 9.5%, 8/15/2016 (b)		2,885,000	3,166,287
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	2,430,000	3,429,548
144A, 11.75%, 7/15/2017		1,900,000	2,113,750
144A, 11.75%, 7/15/2017	EUR	610,000	901,525
144A, 12.0%, 12/1/2015		130,000	138,775
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	820,000	1,116,354
			49,988,316
Health Care 5.4%
Community Health Systems, Inc., 8.875%, 7/15/2015		7,170,000	7,528,500
HCA, Inc.:
144A, 7.875%, 2/15/2020		2,160,000	2,324,700
9.25%, 11/15/2016		4,060,000	4,389,875
9.625%, 11/15/2016 (PIK)		1,283,000	1,395,262
HEALTHSOUTH Corp., 10.75%, 6/15/2016		455,000	495,950
IASIS Healthcare LLC, 8.75%, 6/15/2014		810,000	832,275
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		120,000	121,200
The Cooper Companies, Inc., 7.125%, 2/15/2015		1,145,000	1,149,294
Valeant Pharmaceuticals International, 8.375%, 6/15/2016		485,000	509,250
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		715,000	707,850
			19,454,156
Industrials 9.1%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		180,000	199,350
Actuant Corp., 6.875%, 6/15/2017		450,000	444,938
ARAMARK Corp., 8.5%, 2/1/2015		930,000	954,412
BE Aerospace, Inc., 8.5%, 7/1/2018		1,195,000	1,278,650
Belden, Inc.:
7.0%, 3/15/2017		585,000	576,225
144A, 9.25%, 6/15/2019		545,000	585,875
Cenveo Corp.:
144A, 8.875%, 2/1/2018		1,110,000	1,146,075
144A, 10.5%, 8/15/2016		580,000	606,100
Clean Harbors, Inc., 7.625%, 8/15/2016		385,000	400,881
Congoleum Corp., 8.625%, 8/1/2008**		1,188,000	231,660
Corrections Corp. of America, 7.75%, 6/1/2017		245,000	259,700
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		180,000	190,575
Esco Corp., 144A, 4.132%***, 12/15/2013		560,000	519,400
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	694,288
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		460,000	465,175
Iron Mountain, Inc., 8.375%, 8/15/2021 (b)		870,000	918,937
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		695,000	670,675
10.625%, 10/15/2016		605,000	662,475
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,665,000	1,698,300
7.625%, 12/1/2013		1,520,000	1,561,800
144A, 8.0%, 2/1/2018		1,195,000	1,245,787
Kansas City Southern Railway Co., 8.0%, 6/1/2015		1,080,000	1,142,100
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		1,045,000	1,088,106
Mobile Mini, Inc., 9.75%, 8/1/2014		685,000	714,113
Navios Maritime Holdings, Inc.:
144A, 8.875%, 11/1/2017		350,000	365,750
9.5%, 12/15/2014		1,130,000	1,158,250
Oshkosh Corp.:
144A, 8.25%, 3/1/2017		130,000	136,825
144A, 8.5%, 3/1/2020		255,000	268,388
Owens Corning, Inc., 9.0%, 6/15/2019		765,000	923,605
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014 (b)		800,000	832,000
RailAmerica, Inc., 9.25%, 7/1/2017		544,000	586,160
RBS Global & Rexnord Corp.:
144A, 8.5%, 5/1/2018		1,215,000	1,218,037
11.75%, 8/1/2016		195,000	211,819
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		240,000	248,040
Sitel LLC, 144A, 11.5%, 4/1/2018		995,000	1,009,925
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		365,000	373,213
Titan International, Inc., 8.0%, 1/15/2012		1,975,000	1,994,750
TransDigm, Inc.:
7.75%, 7/15/2014		345,000	352,331
144A, 7.75%, 7/15/2014		365,000	373,669
Triumph Group, Inc., 8.0%, 11/15/2017		120,000	120,000
United Rentals North America, Inc.:
7.0%, 2/15/2014		1,540,000	1,505,350
9.25%, 12/15/2019		1,415,000	1,514,050
10.875%, 6/15/2016		680,000	765,000
USG Corp., 144A, 9.75%, 8/1/2014		360,000	388,800
			32,601,559
Information Technology 4.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		914,000	669,505
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		430,000	436,450
Aspect Software, Inc., 144A, 10.625%, 5/15/2017 (c)		1,335,000	1,335,000
Equinix, Inc., 8.125%, 3/1/2018		1,290,000	1,343,212
First Data Corp., 9.875%, 9/24/2015		2,305,000	2,109,075
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		1,340,000	1,319,900
144A, 9.25%, 4/15/2018		2,055,000	2,137,200
Jabil Circuit, Inc., 7.75%, 7/15/2016		235,000	249,100
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		245,000	256,638
ManTech International Corp., 144A, 7.25%, 4/15/2018		215,000	219,569
MasTec, Inc., 7.625%, 2/1/2017		805,000	781,856
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020 (c)		215,000	215,538
Seagate Technology International, 144A, 10.0%, 5/1/2014		385,000	456,225
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		2,920,000	3,076,950
10.625%, 5/15/2015		605,000	667,012
Unisys Corp., 144A, 12.75%, 10/15/2014		635,000	746,125
Vangent, Inc., 9.625%, 2/15/2015		455,000	428,837
			16,448,192
Materials 8.7%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		328,000	296,840
Ashland, Inc., 144A, 9.125%, 6/1/2017		665,000	758,100
Berry Plastics Corp.:
8.25%, 11/15/2015		1,090,000	1,100,900
144A, 9.5%, 5/15/2018		670,000	664,138
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		305,000	314,150
CF Industries, Inc., 6.875%, 5/1/2018		270,000	281,475
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		670,000	697,637
CPG International I, Inc., 10.5%, 7/1/2013		1,500,000	1,515,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017		250,000	260,313
Domtar Corp., 10.75%, 6/1/2017		605,000	741,125
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		2,410,000	2,470,250
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,973,437
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,089,391
10.0%, 3/31/2015		1,260,800	1,071,680
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		665,000	701,575
144A, 8.25%, 5/1/2016 (b)		985,000	1,078,575
Graphic Packaging International, Inc., 9.5%, 6/15/2017		1,315,000	1,413,625
Greif, Inc., 7.75%, 8/1/2019		190,000	199,975
Hexcel Corp., 6.75%, 2/1/2015		2,370,000	2,358,150
Innophos, Inc., 8.875%, 8/15/2014		265,000	272,950
Jefferson Smurfit Corp., 8.25%, 10/1/2012**		1,065,000	1,068,994
Koppers, Inc., 144A, 7.875%, 12/1/2019		725,000	746,750
Kronos International, Inc., 6.5%, 4/15/2013	EUR	300,000	343,514
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,779,732
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	267,525
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,383,050
Novelis, Inc.:
7.25%, 2/15/2015		790,000	778,150
11.5%, 2/15/2015		595,000	654,500
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		125,000	138,906
Radnor Holdings Corp., 11.0%, 3/15/2010**		290,000	29
Silgan Holdings, Inc., 7.25%, 8/15/2016		675,000	703,687
Solo Cup Co., 10.5%, 11/1/2013		715,000	761,475
United States Steel Corp., 7.375%, 4/1/2020		850,000	873,375
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,606,500
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		1,025,705	876,978
			31,242,451
Telecommunication Services 9.6%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,270,000	1,289,050
8.75%, 3/15/2018		695,000	703,687
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		420,000	437,850
Cricket Communications, Inc.:
9.375%, 11/1/2014 (b)		2,275,000	2,351,781
10.0%, 7/15/2015		465,000	491,738
Crown Castle International Corp., 9.0%, 1/15/2015		1,200,000	1,288,500
Digicel Group Ltd., 144A, 10.5%, 4/15/2018 (b)		890,000	950,075
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,940,000	1,983,650
ERC Ireland Preferred Equity Ltd., 144A, 7.662%***, 2/15/2017 (PIK)	EUR	771,193	394,332
GCI, Inc., 144A, 8.625%, 11/15/2019		180,000	183,150
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012**		272,326	103,484
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,820,000	1,874,600
Intelsat Corp.:
9.25%, 8/15/2014		235,000	243,225
9.25%, 6/15/2016		2,760,000	2,911,800
Intelsat Jackson Holdings SA:
11.25%, 6/15/2016		670,000	725,275
144A, 8.5%, 11/1/2019 (b)		605,000	636,763
Intelsat Subsidiary Holding Co. SA:
Series B, 144A, 8.875%, 1/15/2015		235,000	243,225
8.875%, 1/15/2015		1,410,000	1,466,400
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		4,020,000	4,170,750
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015		115,000	118,738
144A, 8.25%, 4/15/2017		705,000	726,150
144A, 8.5%, 4/15/2020		940,000	968,200
144A, 8.75%, 4/15/2022		120,000	123,600
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		640,000	628,800
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		600,000	619,500
144A, 8.0%, 10/1/2015		600,000	643,500
Qwest Corp., 8.375%, 5/1/2016		420,000	478,800
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		195,000	205,725
144A, 8.25%, 8/15/2019		260,000	278,850
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		1,250,000	1,292,187
Telesat Canada, 11.0%, 11/1/2015		2,515,000	2,816,800
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		245,000	253,575
West Corp., 9.5%, 10/15/2014		710,000	734,850
Windstream Corp.:
7.0%, 3/15/2019		690,000	650,325
7.875%, 11/1/2017		1,450,000	1,439,125
8.625%, 8/1/2016		115,000	117,731
			34,545,791
Utilities 4.2%
AES Corp.:
8.0%, 10/15/2017 (b)		595,000	612,850
8.0%, 6/1/2020		855,000	876,375
144A, 8.75%, 5/15/2013		341,000	346,115
Energy Future Holdings Corp., 10.875%, 11/1/2017		805,000	633,938
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	560,413
Mirant North America LLC, 7.375%, 12/31/2013		420,000	431,550
NRG Energy, Inc.:
7.25%, 2/1/2014		4,210,000	4,267,887
7.375%, 2/1/2016		1,195,000	1,183,050
7.375%, 1/15/2017		3,265,000	3,216,025
NV Energy, Inc.:
6.75%, 8/15/2017		825,000	845,287
8.625%, 3/15/2014		249,000	255,534
RRI Energy, Inc., 7.875%, 6/15/2017		265,000	254,400
Suburban Propane Partners LP, 7.375%, 3/15/2020		170,000	173,400
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015 (b)		1,740,000	1,305,000
			14,961,824
Total Corporate Bonds (Cost $308,135,512)			310,521,377

Loan Participations and Assignments 7.3%
Senior Loans***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010**		700,000	0
Aspect Software, Inc., Second Lien Term Loan, 7.313%, 7/11/2012		1,000,000	993,440
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		355,000	359,659
Bombardier Recreational Products, Inc., Term Loan, 3.25%, 6/28/2013		190,000	168,804
Buffets, Inc.:
Letter of Credit Term Loan B, 7.44%, 5/1/2013		118,368	115,410
Term Loan B, 10.0%, 4/21/2015		660,000	632,775
Charter Communications Operating LLC, Term Loan, 3.55%, 3/6/2014		1,917,150	1,950,106
Clarke American Corp., Term Loan B, 2.79%, 6/30/2014		231,076	214,323
Ford Motor Co., Term Loan, 3.26%, 12/16/2013		1,480,399	1,432,101
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.273%, 3/26/2014		1,657,437	1,425,918
Letter of Credit, 2.29%, 3/26/2014		98,579	84,809
Term Loan, 10.5%, 3/26/2014		522,375	526,032
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		1,342,650	1,297,335
Term Loan C2, 2.563%, 5/6/2013		647,573	625,717
IASIS Healthcare LLC, Term Loan, 5.588%, 6/13/2014 (PIK)		1,086,391	1,038,862
Kabel Deutschland GmbH, Term Loan, 7.99%, 11/18/2014 (PIK)	EUR	2,817,168	3,787,489
OSI Restaurant Partners LLC:
Term Loan, 2.507%, 6/14/2013		99,300	90,262
Term Loan B, 2.625%, 6/14/2014		1,098,981	998,957
Sabre, Inc., Term Loan B, 2.248%, 9/30/2014		544,071	517,662
Sbarro, Inc., Term Loan, 4.762%, 1/31/2014		493,000	471,431
Scorpion Holding Ltd., Second Lien Term Loan, 7.752%, 11/29/2010		2,465,000	2,465,000
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.751%, 10/10/2014		612,033	503,532
Term Loan B3, 3.751%, 10/10/2014		5,079,750	4,150,588
Tribune Co., Term Loan B, 5.25%, 6/4/2014**		1,665,875	1,120,584
US Foodservice, Inc., Term Loan B, 2.77%, 5/29/2012		827,872	755,089
VML US Finance LLC:
Term Delay Draw B, 4.8%, 5/25/2012		180,140	177,878
Term Loan B, 4.8%, 5/27/2013		311,869	307,953
Total Loan Participations and Assignments (Cost $27,050,264)			26,211,716

Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $729,579)		1,279,000	1,048,780
	Shares	Value ($)

Common Stocks 4.9%
Consumer Discretionary 1.3%
Ameristar Casinos, Inc. (b)	20,700	389,781
AutoNation, Inc.*	5,800	117,160
Buffets Restaurants Holdings, Inc.*	24,283	150,555
Cablevision Systems Corp. (New York Group) "A"	22,600	620,144
Charter Communications, Inc. "A"*	9,000	341,100
Dex One Corp.*	6,228	188,771
Expedia, Inc.	27,120	640,303
Ford Motor Co.*	8,000	104,160
JC Penney Co., Inc.	8,185	238,756
Macy's, Inc.	11,265	261,348
Mediacom Communications Corp. "A"*	25,000	165,500
Orbitz Worldwide, Inc.*	50,750	334,443
Phillips-Van Heusen Corp.	7,518	473,709
Pinnacle Entertainment, Inc.*	31,000	419,430
Sonic Automotive, Inc. "A"*	8,900	95,052
SuperMedia, Inc.*	1,160	52,082
TRW Automotive Holdings Corp.*	3,300	106,293
Vertis Holdings, Inc.*	12,403	0
		4,698,587
Energy 0.8%
Atlas Energy, Inc.*	10,800	389,664
Continental Resources, Inc.*	4,000	196,640
El Paso Corp.	30,000	363,000
EXCO Resources, Inc.	23,600	437,780
Petrohawk Energy Corp.*	19,500	421,005
Range Resources Corp.	10,000	477,600
Williams Companies, Inc. (b)	27,335	645,379
		2,931,068
Health Care 0.1%
Community Health Systems, Inc.*	10,000	408,600
Industrials 0.6%
Bucyrus International, Inc.	5,071	319,524
General Cable Corp.*	3,700	105,709
Great Lakes Dredge & Dock Co.	24,200	131,164
Hexcel Corp.*	24,555	397,791
Kansas City Southern*	26,350	1,068,492
TransDigm Group, Inc.	3,000	165,810
World Color Press, Inc.*	4,057	49,090
		2,237,580
Materials 1.6%
Crown Holdings, Inc.*	36,000	936,000
Freeport-McMoRan Copper & Gold, Inc. (b)	9,000	679,770
GEO Specialty Chemicals, Inc.*	18,710	15,902
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
Huntsman Corp.	20,000	228,202
Koppers Holdings, Inc.	4,500	126,765
LyondellBassell "A"*	82,266	1,702,906
LyondellBassell "B"*	74,263	1,670,917
Verso Paper Corp.*	45,000	235,800
		5,597,710
Telecommunication Services 0.2%
Crown Castle International Corp.*	8,880	336,108
SBA Communications Corp. "A"*	9,980	352,993
		689,101
Utilities 0.3%
AES Corp.*	21,000	242,340
Mirant Corp.*	25,755	300,303
NRG Energy, Inc.*	18,500	447,145
		989,788
Total Common Stocks (Cost $19,410,213)		17,552,434

Warrants 0.0%
Consumer Discretionary 0.0%
Readers Digest Association, Inc., Expiration Date 2/15/2017*	1,593	0
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	182,000	0
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	2,299	21,841
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	1,219	0
Total Warrants (Cost $239,283)		21,841

Securities Lending Collateral 8.7%
Daily Assets Fund Institutional, 0.25% (e) (f) (Cost $31,116,652)	31,116,652	31,116,652

Cash Equivalents 0.6%
Central Cash Management Fund, 0.21% (e) (Cost $2,167,116)	2,167,116	2,167,116
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $388,848,619)+	108.2	388,639,916
Other Assets and Liabilities, Net	(8.2)	(29,332,033)
Net Assets	100.0	359,307,883
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	700,000	USD	708,969	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	345,000	USD	345,294	57,788
CanWest MediaWorks LP	9.25%	8/1/2015	575,000	USD	575,000	264,500
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,048,695	231,660
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,695,364	USD	2,037,287	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	735,000	USD	737,588	10,106
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	272,326	USD	259,144	103,484
Jefferson Smurfit Corp.	8.25%	10/1/2012	1,065,000	USD	851,925	1,068,994
New ASAT (Finance) Ltd.	9.25%	2/1/2011	920,000	USD	798,056	163,300
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	29
Simmons Co.	10.0%	12/15/2014	2,320,000	USD	1,941,369	43,500
Tribune Co.	5.25%	6/4/2014	1,665,875	USD	1,348,928	1,120,584
Tropicana Entertainment LLC	9.625%	12/15/2014	1,790,000	USD	1,346,099	179
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	170,000	USD	165,325	850
Young Broadcasting, Inc.	8.75%	1/15/2014	3,217,000	USD	2,798,393	7,399
					15,148,610	3,072,373
*** These securities are shown at their current rate as of April 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.
+ The cost for federal income tax purposes was $389,518,791. At April 30, 2010, net unrealized depreciation for all securities based on tax cost was $878,875. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,393,980 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,272,855.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2010 amounted to $29,645,741, which is 8.3% of net assets.
(c) When-issued security.
(d) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

As of April 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	12,767,900	USD	16,979,120	5/26/2010	(22,358)	Citigroup, Inc.
EUR	661,600	USD	871,202	5/26/2010	(9,771)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(32,129)
Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Corporate Bonds	$ —	$ 307,809,626	$ 2,711,751	$ 310,521,377
Loan Participations and Assignments	—	23,271,647	2,940,069	26,211,716
Preferred Security	—	1,048,780	—	1,048,780
Common Stocks (g)	17,384,529	150,555	17,350	17,552,434
Warrants (g)	—	21,841	0	21,841
Short-Term Investments (g)	33,283,768	—	—	33,283,768
Total	$ 50,668,297	$ 332,302,449	$ 5,669,170	$ 388,639,916
Liabilities
Derivatives (h)	$ —	$ (32,129)	$ —	$ (32,129)
Total	$ —	$ (32,129)	$ —	$ (32,129)
(g) See Investment Portfolio for additional detailed categorizations.
(h) Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contacts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Convertible Preferred Stocks
Balance as of October 31, 2009	$ 2,598,041	$ 3,097,022	$ 0
Total realized gain (loss)	—	(336,841)	(32,668)
Change in unrealized appreciation (depreciation)	332,501	625,491	32,668
Amortization premium/discount	137,609	29,583	—
Net purchases (sales)	—	(475,186)	—
Net transfers in (out) of Level 3	(356,400)	—	—
Balance as of April 30, 2010	$ 2,711,751	$ 2,940,069	$ —
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2010	$ 332,501	$ 215,147	$ —
	Common Stocks	Warrants	Total
Balance as of October 31, 2009	$ 17,350	$ 29,133	$ 5,741,546
Realized gain (loss)	—	—	(369,509)
Change in unrealized appreciation (depreciation)	—	(29,133)	961,527
Amortization premium/discount	—	—	167,192
Net purchases (sales)	—	—	(475,186)
Net transfers in (out) of Level 3	—	—	(356,400)
Balance as of April 30, 2010	$ 17,350	$ 0	$ 5,669,170
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2010	$ —	$ (29,133)	$ 518,515

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $355,564,851) — including $29,645,741 of securities loaned	$ 355,356,148
Investments in Daily Assets Fund Institutional (cost $31,116,652)*	31,116,652
Investment in Central Cash Management Fund (cost $2,167,116)	2,167,116
Total investments, at value (cost $388,848,619)	388,639,916
Cash	72,547
Foreign currency, at value (cost $83)	83
Receivable for investments sold	11,684,488
Receivable for Fund shares sold	640,156
Dividends receivable	2,987
Interest receivable	7,453,023
Foreign taxes recoverable	167
Other assets	65,913
Total assets	408,559,280
Liabilities
Payable upon return of securities loaned	31,116,652
Payable for investments purchased	10,357,421
Payable for investments purchased — when-issued securities	5,670,924
Payable for Fund shares redeemed	1,363,107
Distributions payable	313,803
Unrealized depreciation on forward foreign currency exchange contracts	32,129
Accrued management fee	97,516
Other accrued expenses and payables	299,845
Total liabilities	49,251,397
Net assets, at value	$ 359,307,883
Net Assets consist of
Accumulated distributions in excess of net investment income	(407,252)
Net unrealized appreciation (depreciation) on: Investments	(208,703)
Foreign currency	(46,737)
Accumulated net realized gain (loss)	(102,479,065)
Paid-in capital	462,449,640
Net assets, at value	$ 359,307,883
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($29,119,890 ÷ 4,311,700 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 6.75
Maximum offering price per share (100 ÷ 95.50 of $6.75)	$ 7.07

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($2,320,208 ÷ 344,383 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 6.74

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($10,220,201 ÷ 1,508,043 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 6.78
Class S Net Asset Value, offering and redemption price(a) per share ($277,511,823 ÷ 40,912,029 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 6.78

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($40,135,761 ÷ 5,961,043 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 6.73
(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $1,532)	$ 15,645,840
Dividends	31,841
Income distributions — Central Cash Management Fund	4,945
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	15,033
Total Income	15,697,659
Expenses: Management fee	844,094
Administration fee	168,819
Custodian fee	30,088
Services to shareholders	460,187
Distribution and service fees	86,691
Professional fees	69,036
Trustees' fees and expenses	7,718
Reports to shareholders	36,363
Registration fees	22,775
Other	28,894
Total expenses before expense reductions	1,754,665
Expense reductions	(202,583)
Total expenses after expense reductions	1,552,082
Net investment income (loss)	14,145,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	3,958,698
Foreign currency	2,174,964
6,133,662
Change in net unrealized appreciation (depreciation) on: Investments	14,307,640
Foreign currency	(53,676)
14,253,964
Net gain (loss)	20,387,626
Net increase (decrease) in net assets resulting from operations	$ 34,533,203

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income (loss)	$ 14,145,577	$ 25,057,545
Net realized gain (loss)	6,133,662	(26,746,280)
Change in net unrealized appreciation (depreciation)	14,253,964	81,402,056
Net increase (decrease) in net assets resulting from operations	34,533,203	79,713,321
Distributions to shareholders from: Net investment income: Class A	(1,141,918)	(1,969,642)
Class B	(85,292)	(203,642)
Class C	(320,230)	(536,274)
Class S	(10,728,144)	(18,211,165)
Institutional Class	(1,731,475)	(3,717,948)
Return of capital: Class A	—	(59,138)
Class B	—	(6,114)
Class C	—	(16,101)
Class S	—	(546,781)
Institutional Class	—	(111,630)
Total distributions	(14,007,059)	(25,378,435)
Fund share transactions: Proceeds from shares sold	47,378,591	69,626,718
Reinvestment of distributions	11,265,297	19,624,496
Cost of shares redeemed	(47,392,754)	(62,235,497)
Redemption fees	12,146	31,224
Net increase (decrease) in net assets from Fund share transactions	11,263,280	27,046,941
Increase (decrease) in net assets	31,789,424	81,381,827
Net assets at beginning of period	327,518,459	246,136,632
Net assets at end of period (including accumulated distributions in excess of net investment income of $407,252 and $545,770, respectively)	$ 359,307,883	$ 327,518,459

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.36	$ 5.26	$ 7.50	$ 7.67	$ 7.58	$ 7.46
Income (loss) from investment operations: Net investment income (loss)[c]	.27	.50	.56	.59	.59	.28
Net realized and unrealized gain (loss)	.38	1.12	(2.22)	(.16)	.09	.11
Total from investment operations	.65	1.62	(1.66)	.43	.68	.39
Less distributions from: Net investment income	(.26)	(.50)	(.58)	(.60)	(.59)	(.27)
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.26)	(.52)	(.58)	(.60)	(.59)	(.27)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.75	$ 6.36	$ 5.26	$ 7.50	$ 7.67	$ 7.58
Total Return (%)[d,e]	10.46**	32.63	(23.60)	5.67	9.38	5.23**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	27	19	28	29	24
Ratio of expenses before expense reductions (%)	1.11*	1.10	1.11	1.06	1.07	1.10*
Ratio of expenses after expense reductions (%)	.99*	.98	.98	.85	.89	.93*
Ratio of net investment income (%)	8.31*	9.02	8.14	7.72	7.76	7.77*
Portfolio turnover rate (%)	42**	67	35	75	100	109[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class A shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain operating expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.34	$ 5.27	$ 7.51	$ 7.67	$ 7.58	$ 7.46
Income (loss) from investment operations: Net investment income (loss)[c]	.24	.46	.50	.53	.53	.25
Net realized and unrealized gain (loss)	.40	1.10	(2.22)	(.16)	.09	.11
Total from investment operations	.64	1.56	(1.72)	.37	.62	.36
Less distributions from: Net investment income	(.24)	(.47)	(.52)	(.53)	(.53)	(.24)
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.24)	(.49)	(.52)	(.53)	(.53)	(.24)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.74	$ 6.34	$ 5.27	$ 7.51	$ 7.67	$ 7.58
Total Return (%)[d,e]	10.22**	31.47	(24.19)	4.90	8.48	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	5	6	7
Ratio of expenses before expense reductions (%)	1.91*	1.89	1.90	1.89	1.90	1.86*
Ratio of expenses after expense reductions (%)	1.79*	1.77	1.77	1.68	1.67	1.69*
Ratio of net investment income (%)	7.51*	8.23	7.35	6.89	6.98	7.01*
Portfolio turnover rate (%)	42**	67	35	75	100	109[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class B shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain operating expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.38	$ 5.27	$ 7.51	$ 7.67	$ 7.58	$ 7.46
Income (loss) from investment operations: Net investment income (loss)[c]	.25	.46	.51	.53	.53	.25
Net realized and unrealized gain (loss)	.39	1.12	(2.23)	(.16)	.09	.11
Total from investment operations	.64	1.58	(1.72)	.37	.62	.36
Less distributions from: Net investment income	(.24)	(.45)	(.52)	(.53)	(.53)	(.24)
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.24)	(.47)	(.52)	(.53)	(.53)	(.24)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.78	$ 6.38	$ 5.27	$ 7.51	$ 7.67	$ 7.58
Total Return (%)[d,e]	10.21**	31.69	(24.19)	4.95	8.50	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	8	6	11	11	9
Ratio of expenses before expense reductions (%)	1.85*	1.83	1.84	1.85	1.85	1.86*
Ratio of expenses after expense reductions (%)	1.73*	1.71	1.72	1.64	1.66	1.69*
Ratio of net investment income (%)	7.57*	8.29	7.41	6.93	6.99	7.01*
Portfolio turnover rate (%)	42**	67	35	75	100	109[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class C shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain operating expenses not been reduced.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.39	$ 5.28	$ 7.51	$ 7.67	$ 7.58	$ 7.46
Income (loss) from investment operations: Net investment income (loss)[c]	.27	.52	.57	.61	.61	.29
Net realized and unrealized gain (loss)	.39	1.11	(2.22)	(.16)	.09	.11
Total from investment operations	.66	1.63	(1.65)	.45	.70	.40
Less distributions from: Net investment income	(.27)	(.50)	(.58)	(.61)	(.61)	(.28)
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.27)	(.52)	(.58)	(.61)	(.61)	(.28)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.78	$ 6.39	$ 5.28	$ 7.51	$ 7.67	$ 7.58
Total Return (%)[d]	10.55**	32.79	(23.41)	5.94	9.62	5.34**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	278	246	183	310	316	131
Ratio of expenses before expense reductions (%)	1.04*	.82	.94	.91	.84	.83*
Ratio of expenses after expense reductions (%)	.92*	.70	.81	.70	.64	.66*
Ratio of net investment income (%)	8.38*	9.30	8.31	7.87	8.01	8.04*
Portfolio turnover rate (%)	42**	67	35	75	100	109[e]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period May 16, 2005 (commencement of operations of Class S shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain operating expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.34	$ 5.26	$ 7.50	$ 7.67	$ 7.58	$ 7.75
Income (loss) from investment operations: Net investment income (loss)[b]	.28	.53	.58	.62	.62	.62
Net realized and unrealized gain (loss)	.38	1.10	(2.22)	(.17)	.09	(.18)
Total from investment operations	.66	1.63	(1.64)	.45	.71	.44
Less distributions from: Net investment income	(.27)	(.53)	(.60)	(.62)	(.62)	(.60)
Net realized gains	—	—	—	—	—	(.01)
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.27)	(.55)	(.60)	(.62)	(.62)	(.61)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.73	$ 6.34	$ 5.26	$ 7.50	$ 7.67	$ 7.58
Total Return (%)[c]	10.69**	33.12	(23.31)	6.03	9.74	5.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	44	36	45	56	44
Ratio of expenses before expense reductions (%)	.74*	.72	.76	.78	.77	.80
Ratio of expenses after expense reductions (%)	.62*	.60	.63	.54	.55	.59
Ratio of net investment income (%)	8.68*	9.41	8.50	8.03	8.10	8.04
Portfolio turnover rate (%)	42**	67	35	75	100	109[d]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Plus Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in forward currency contracts with a total contract value generally indicative of a range from approximately $17,850,000 to $23,404,000.

The following table summarizes the value of the Fund's derivative instruments held as of April 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ (32,129)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$ 2,086,400

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$ (35,317)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $107,943,000, including $24,398,000 inherited from its merger with an affiliated fund in fiscal year 2005, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2010 ($51,312,000), October 31, 2011 ($3,345,000), October 31, 2014 ($3,659,000), October 31, 2016 ($24,621,000) and October 31, 2017 ($25,006,000), the respective expiration dates, whichever occurs first and which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared daily and distributed monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income including commitment fees, included in the Statement of Operations, is recorded as income on the accrual basis or when received by the Fund. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $149,631,459 and $141,003,149, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee, based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund's average daily net assets	.50%
Next $1.5 billion of such net assets	.49%
Next $2.5 billion of such net assets	.48%
Next $5 billion of such net assets	.47%
Over $10 billion of such net assets	.46%

For the period from November 1, 2009 through May 11, 2010, the Advisor had contractually agreed to waive 0.12% of its management fee.

For the period from November 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class B	1.99%
Class S	.99%

Accordingly, for the six months ended April 30, 2010, the Advisor waived a portion of its management fee aggregating $202,583, and the amount charged aggregated $641,511, which was equivalent to an annualized effective rate of 0.38% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $168,819, of which $29,182 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Service Provider Fee	Total Aggregated	Unpaid at April 30, 2010
Class A	$ 16,109	$ 11,490
Class B	1,928	1,685
Class C	3,801	2,835
Class S	79,338	57,644
Institutional Class	1,145	820
	$ 102,321	$ 74,474

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 8,730	$ 1,365
Class C	32,559	5,973
	$ 41,289	$ 7,338

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 33,289	$ 13,775.24%
Class B	2,442	1,201.21%
Class C	9,671	4,478.22%
	$ 45,402	$ 19,454

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2010 aggregated $361.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and C shares aggregated $3,215 and $352, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2010, DIDI received $54 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,386, of which $10,679 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2010, one shareholder held approximately 20% of the outstanding shares of the Fund.

E. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	464,226	$ 3,051,297	1,581,815	$ 8,709,369
Class B	26,208	169,783	101,190	556,576
Class C	336,787	2,235,039	450,710	2,552,021
Class S	5,953,913	39,171,779	9,287,763	52,077,830
Institutional Class	419,699	2,750,693	1,004,509	5,730,922
		$ 47,378,591		$ 69,626,718
Shares issued to shareholders in reinvestment of distributions
Class A	134,568	$ 883,717	258,678	$ 1,442,877
Class B	8,943	58,576	18,787	103,361
Class C	31,437	207,101	46,899	263,537
Class S	1,291,096	8,520,509	2,536,638	14,191,081
Institutional Class	244,157	1,595,394	655,139	3,623,640
		$ 11,265,297		$ 19,624,496
Shares redeemed
Class A	(572,257)	$ (3,763,836)	(1,105,687)	$ (6,057,357)
Class B	(63,270)	(411,115)	(256,413)	(1,414,048)
Class C	(152,184)	(999,420)	(317,488)	(1,760,904)
Class S	(4,808,053)	(31,604,446)	(8,056,165)	(44,191,986)
Institutional Class	(1,626,170)	(10,613,937)	(1,536,849)	(8,811,202)
		$ (47,392,754)		$ (62,235,497)
Redemption fees		$ 12,146		$ 31,224
Net increase (decrease)
Class A	26,537	$ 171,419	734,806	$ 4,099,565
Class B	(28,119)	(182,750)	(136,436)	(753,745)
Class C	216,040	1,442,729	180,121	1,054,975
Class S	2,436,956	16,099,732	3,768,236	22,102,755
Institutional Class	(962,314)	(6,267,850)	122,799	543,391
		$ 11,263,280		$ 27,046,941

H. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Gary Sullivan, CFA, portfolio manager of the Fund, has changed his name to Gary Russell.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHBX	SGHCX	SGHSX	MGHYX
CUSIP Number	23339E 699	23339E 681	23339E 673	23339E 665	23339E 640
Fund Number	416	616	716	2100	596

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010